UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 12B-25

                         COMMISSION FILE NUMBER-0-21931
                           NOTIFICATION OF LATE FILING

(CHECK  ONE)
__FORM  10-K  AND FORM 10-KSB __FORM 20-F __FORM 11-K   X  FORM 10-Q AND
FORM 10-QSB __FORM N-SAR

                       FOR  PERIOD  ENDED     MARCH 31,  2005
                                           -------------------
              __  TRANSITION  REPORT  ON  FORM  10-K  AND  FORM  10-KSB
              __  TRANSITION  REPORT  ON  FORM  20-F
              __  TRANSITION  REPORT  ON  FORM  11-K
              __  TRANSITION  REPORT  ON  FORM  10-Q  AND  FORM  10-QSB
              __  TRANSITION  REPORT  ON  FORM  N-SAR
              FOR  THE  TRANSITION  PERIOD  ENDED: ___________________

             READ INSTRUCTIONS (ON BACK PAGE) BEFORE PREPARING FORM.
                              PLEASE PRINT OR TYPE.

     NOTHING IN THIS FORM SHALL BE CONSTRUED TO IMPLY THAT THE COMMISSION HAS VERIFIED ANY INFORMATION CONTAINED HEREIN.

     IF THE NOTIFICATION RELATES TO A PORTION OF THE FILING CHECKED ABOVE, IDENTIFY THE ITEM(S) TO WHICH THE NOTIFICATION RELATES: _______________
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PART  I--REGISTRANT  INFORMATION

Full  Name  of  Registrant:  AVALON DIGITAL MARKETING SYSTEMS,  INC.
                             ---------------------------------------
Address  of  Principal  Executive  Office  (Street  and  Number):

5255 N. Edgewood Drive, Suite 250, Provo, Utah, 84604
-----------------------------------------------------

PART  II--RULES  12B-25(B)  AND  (C)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25b, the following should be completed. (Check box if appropriate):

[X] (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

[ ] (b) The subject annual report, semi-annual report, transition report on Forms 10-K, 10-KSB, Form 20-F, 11-K, Form N-SAR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Forms 10-Q, 10-QSB, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

[ ]     (c)     The  accountant's  statement  or other exhibit required by Rule
12b-25(c)  has  been  attached  if  applicable.

PART  III--NARRATIVE

State below in reasonable detail the reasons why the Forms 10-K, 10-KSB, 20-F, 11-K, 10-Q,10-QSB, N-SAR, or the transition report or portion thereof, could not be filed within the prescribed time period. (ATTACH EXTRA SHEETS IF NEEDED)

     The Company has not been able to complete the preparation of financial data and other narrative information in sufficient time to complete the Company's Quarterly Report on Form 10-QSB by May 15, 2005, the required filing date, without unreasonable effort and expense. As a result of the foregoing factors, the Company has been unable to finalize its financial statements for its quarterly report on Form 10-QSB for the quarter ended March 31, 2005. The Company expects to file such quarterly report on Form 10-QSB as soon as practicable.

PART  IV--OTHER  INFORMATION

(1) Name and telephone number of person to contact in regard to this notification

       Matthew A. Greene        (801)            225-7073
     -------------------      --------        -----------------
     (NAME) (AREA CODE) (TELEPHONE NUMBER)

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports) been filed? If answer is no, identify report(s). X Yes __ No


(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?
                                                 X Yes     _ _ No

     If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

The Company has emerged from Chapter 11 Bankruptcy within the past fiscal year. We anticipate changes in our financial statements and results of operations for the quarter ended March 31, 2005, compared to the corresponding period for the prior fiscal year, due primarily to the substantial change resulting from the application of fresh start accounting treatment in December 2004.


                     AVALON DIGITAL MARKETING SYSTEMS, INC.
                     --------------------------------------
                  (Name of Registrant as Specified In Charter)

has caused this notification to be signed on its behalf by the undersigned hereto duly authorized

Dated:  May 17, 2005                AVALON DIGITAL MARKETING SYSTEMS,  INC.

                                  By:    /s/  Matthew A. Greene
                                         ------------------------------------
                                         Matthew A. Greene
                                         Chief Financial Officer and Secretary


INSTRUCTION: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative's authority to sign on behalf of the registrant shall be filed with the form.


                                    ATTENTION

     INTENTION MISSTATEMENTS OR OMISSIONS OF FACT CONSTITUTE FEDERAL CRIMINAL VIOLATIONS (SEE 18 U.S.C. 1001).

                              GENERAL INSTRUCTIONS

1. This form is required by Rule 12b-25 (17 CFR 240.12b-25) of the General Rules and Regulations under the Securities Exchange Act of 1934.

2. One signed original and four conformed copies of this form and amendments thereto must be completed and filed with the Securities and Exchange Commission, Washington, D.C. 20549, in accordance with Rule 0-3 of the General Rules and Regulations under the Act. The information contained in or filed with the form will be made a matter of public record in the Commission files.

3. A manually signed copy of the form and amendments thereto shall be filed with each national securities exchange on which any class of securities of the registrant is registered.

4. Amendments to the notifications must also be filed on form 12b-25 but need not restate information that has been correctly furnished. The form shall be clearly identified as an amendment notification.